Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000091784
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Institutional
Trading Symbol	MAIPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Over the year ending August 31, 2026, the Fund's Institutional Class (MAIPX) returned 12.03%. Over the same period, the S&P 500 Index (S&P) returned 20.38%. The Fund captured approximately 60% of the market return with about 40% of the volatility. The Sharpe Ratio, a measure of return per unit of risk, was 1.4 versus 1.2 for the S&P.

The Fund's process is grounded in the view that markets do not typically move in straight lines, and that investor emotion (fear and euphoria) can influence short-term price behavior. In seeking to manage the volatility of returns, the Fund accepts that it may lag sharply moving markets. This past year’s macro environment featured interest rate volatility, inflation, and equity concentration risks. The Fund primarily navigated these changes through active management of the options portfolio. Rather than following a fixed or pre-planned options schedule, the investment process sought to adapt to changing market conditions:

  Net exposure, option tenor, and strike selection were adjusted as conditions changed

  Positioning was informed by volatility indicators such as the Cboe Volatility Index (VIX), options term structure, and skew

  Option strikes and expirations were staggered across the book

  Risk management remained a primary focus of the process, given the difficulty of predicting the timing or depth of market regime changes

While implied volatility indicated by the VIX spiked at times, it was generally below the long-term average. Writing contracts on parts of the curve where implied volatility was slightly higher supported the collection of option premium while still enabling us to manage the directional sensitivity of the Fund's equity portfolio. Net, or delta adjusted exposure, was consistently below gross exposure levels.

Overall, return contributions from uncorrelated sources (option premium, interest and dividends) supported consistency of returns across the changing macro and market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Class	S&P 500® Index
08/31/16	$50,000	$50,000
11/30/16	$50,124	$50,916
02/28/17	$51,760	$55,007
05/31/17	$52,268	$56,420
08/31/17	$53,099	$58,117
11/30/17	$54,732	$62,562
02/28/18	$54,904	$64,414
05/31/18	$55,643	$64,536
08/31/18	$57,890	$69,544
11/30/18	$57,261	$66,487
02/28/19	$57,190	$67,429
05/31/19	$57,557	$66,977
08/31/19	$59,816	$71,576
11/30/19	$61,783	$77,198
02/29/20	$58,521	$72,953
05/31/20	$58,758	$75,575
08/31/20	$61,264	$87,277
11/30/20	$64,081	$90,674
02/28/21	$65,475	$95,780
05/31/21	$68,742	$106,046
08/31/21	$70,528	$114,477
11/30/21	$71,752	$115,991
02/28/22	$71,293	$111,477
05/31/22	$70,170	$105,728
08/31/22	$69,475	$101,624
11/30/22	$71,533	$105,308
02/28/23	$71,437	$102,903
05/31/23	$73,759	$108,817
08/31/23	$75,230	$117,828
11/30/23	$77,127	$119,883
02/29/24	$79,109	$134,240
05/31/24	$80,307	$139,489
08/31/24	$82,499	$149,801
11/30/24	$84,838	$160,512
02/28/25	$86,329	$158,948
05/31/25	$86,609	$158,352
08/31/25	$90,554	$173,589
11/30/25	$93,321	$184,589
02/28/26	$93,311	$185,956
05/31/26	$99,206	$205,512
08/31/26	$101,447	$208,966

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 238,578,400
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,434,762
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$238,578,400
# of Portfolio Holdings	86
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$1,434,762

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Written Options	(1.4)%
Materials	0.3%
Real Estate	0.5%
Utilities	1.2%
Consumer Staples	2.6%
Energy	3.0%
Industrials	3.5%
Consumer Discretionary	5.1%
Health Care	5.7%
Communication Services	6.9%
Financials	10.3%
Information Technology	24.6%
U.S. Government & Agency Obligations	15.8%
Money Market Fund	21.9%

Asset Class Weightings

(% total investments)

Table Summary
Common Stock	63.7%
U.S. Government & Agency Obligations	15.8%
Warrants	0.0%
Money Market Fund	21.9%
Written Options	(1.4)%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)*

Table Summary
Apple, Inc.	5.3%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.2%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.4%
Advanced Micro Devices, Inc.	2.4%
Visa, Inc., Class A	2.3%
JPMorgan Chase & Co.	1.9%
Meta Platforms, Inc., Class A	1.7%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

C000091785
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Investor
Trading Symbol	DIVPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Over the year ending August 31, 2026, the Fund's Investor Class (DIVPX) returned 11.75%. Over the same period, the S&P 500 Index (S&P) returned 20.38%. The Fund captured approximately 58% of the market return with about 43% of the volatility. The Sharpe Ratio, a measure of return per unit of risk, was 1.36 versus 1.24 for the S&P.

The Fund's process is grounded in the view that markets do not typically move in straight lines, and that investor emotion (fear and euphoria) can influence short-term price behavior. In seeking to manage the volatility of returns, the Fund accepts that it may lag sharply moving markets. This past year’s macro environment featured interest rate volatility, inflation, and equity concentration risks. The Fund primarily navigated these changes through active management of the options portfolio. Rather than following a fixed or pre-planned options schedule, the investment process sought to adapt to changing market conditions:

   Net exposure, option tenor, and strike selection were adjusted as conditions changed

   Positioning was informed by volatility indicators such as the Cboe Volatility Index (VIX), options term structure, and skew Option strikes and expirations were staggered across the book

   Risk management remained a primary focus of the process, given the difficulty of predicting the timing or depth of market regime changes

While implied volatility indicated by the VIX spiked at times, it was generally below the long-term average. Writing contracts on parts of the curve where implied volatility was slightly higher supported the collection of option premium while still enabling us to manage the directional sensitivity of the Fund's equity portfolio. Net, or delta adjusted exposure, was consistently below gross exposure levels.

Overall, return contributions from uncorrelated sources (option premium, interest and dividends) supported consistency of returns across the changing macro and market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Investor Class	S&P 500® Index
08/31/16	$10,000	$10,000
11/30/16	$10,019	$10,183
02/28/17	$10,336	$11,001
05/31/17	$10,439	$11,284
08/31/17	$10,589	$11,623
11/30/17	$10,917	$12,512
02/28/18	$10,942	$12,883
05/31/18	$11,075	$12,907
08/31/18	$11,513	$13,909
11/30/18	$11,389	$13,297
02/28/19	$11,361	$13,486
05/31/19	$11,423	$13,395
08/31/19	$11,866	$14,315
11/30/19	$12,251	$15,440
02/29/20	$11,593	$14,591
05/31/20	$11,642	$15,115
08/31/20	$12,129	$17,455
11/30/20	$12,675	$18,135
02/28/21	$12,939	$19,156
05/31/21	$13,582	$21,209
08/31/21	$13,923	$22,895
11/30/21	$14,157	$23,198
02/28/22	$14,060	$22,295
05/31/22	$13,826	$21,146
08/31/22	$13,680	$20,325
11/30/22	$14,079	$21,062
02/28/23	$14,056	$20,581
05/31/23	$14,496	$21,763
08/31/23	$14,778	$23,566
11/30/23	$15,134	$23,977
02/29/24	$15,523	$26,848
05/31/24	$15,745	$27,898
08/31/24	$16,167	$29,960
11/30/24	$16,611	$32,102
02/28/25	$16,900	$31,790
05/31/25	$16,944	$31,670
08/31/25	$17,702	$34,718
11/30/25	$18,231	$36,918
02/28/26	$18,211	$37,191
05/31/26	$19,353	$41,102
08/31/26	$19,781	$41,793

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated performance can be found at https://www.maifunds.com/.
AssetsNet	$ 238,578,400
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,434,762
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$238,578,400
# of Portfolio Holdings	86
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$1,434,762

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Written Options	(1.4)%
Materials	0.3%
Real Estate	0.5%
Utilities	1.2%
Consumer Staples	2.6%
Energy	3.0%
Industrials	3.5%
Consumer Discretionary	5.1%
Health Care	5.7%
Communication Services	6.9%
Financials	10.3%
Information Technology	24.6%
U.S. Government & Agency Obligations	15.8%
Money Market Fund	21.9%

Asset Class Weightings

(% total investments)

Table Summary
Common Stock	63.7%
U.S. Government & Agency Obligations	15.8%
Warrants	0.0%
Money Market Fund	21.9%
Written Options	(1.4)%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)*

Table Summary
Apple, Inc.	5.3%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.2%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.4%
Advanced Micro Devices, Inc.	2.4%
Visa, Inc., Class A	2.3%
JPMorgan Chase & Co.	1.9%
Meta Platforms, Inc., Class A	1.7%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.